Share-based payments (Narrative) (Details) shares in Thousands	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions | £	£ 4,000,000	£ 2,000,000
Deferred Share Value Plan / Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable | shares	0	0